SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
23.	SHARE-BASED COMPENSATION

The Company’ s shareholders approved and adopted a share incentive plan in September 2022, or the 2022 Share Incentive Plan, for the purpose of attracting and retaining the best available personnel, providing additional incentives to employees, directors and consultants, and promoting the success of the Group’s business. Under the 2022 Share Incentive Plan, the Company is authorized to grant options. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards under the 2022 Share Incentive Plan is 51,550,661. During the six months ended June 30, 2025, 2,669,523 share options were granted under the 2022 Share Incentive Plan, none of which were granted to non-employee service providers or directors or officers.

Share options granted under the 2022 Share Incentive Plan have a contractual term of ten years or have varying vesting terms that requires the grantees to render services for a period ranged from nil to three years under which the grantees earn an entitlement to vest over such stipulated services period.

Share options

A summary of the share options activities during the six months ended June 30, 2025 was presented below:

			Weighted	Weighted
		Weighted	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	shares	exercise price	fair value	years	value
		US$	US$		US$
Outstanding at December 31, 2024	13,570,227	2.89	2.31	8.39	27,354
Granted	2,669,523	2.89	0.82	—	—
Forfeited	(1,678,329)	2.89	2.42	—	—
Outstanding at June 30, 2025	14,561,421	2.89	2.03	8.28	—
Vested and expected to vest as of June 30, 2025	14,561,421	2.89	2.03	8.28	—
Exercisable as of June 30, 2025	14,489,440	2.89	2.02	8.28	—

Compensation expenses recognized for share options during the six months ended June 30, 2025 and 2024 were allocated as follows:

	Six Months Ended June 30,
	2025	2024
	US$	US$

Research and development expenses	950	19,968
Selling and marketing expenses	176	3,252
General and administrative expenses	1,089	12,674
	2,215	35,894

As of June 30, 2025, there was US$99 of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 1.6 years.

As of June 30, 2025, for the share options of 829,899 granted to employees of an entity controlled by the Controlling Shareholder of the Company (“Company A”), the Company elects to recognize the fair value of these options as dividends to the shareholder. The total fair value of these awards measured on the grant date was US$1,847. As the Company A is providing sports cars to the Group and the Group pays the purchase price at market rates, no share-based compensation expense is reflected for these grants.

The fair values of the options granted were estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

Six Months Ended June 30,
Grant dates:	2025	2024
Risk-free interest rate(i)	4.20%-4.53%	4.46%-4.58%
Expected volatility(ii)	55.58%-56.22%	54.06%-54.57%
Expected dividend yield(iii)	0.00%	0.00%
Exercise multiple(iv)	2.20-2.80	2.20-2.80
Expected terms(v)	10.00 years	10.00 years
Fair value of underlying ordinary share(vi)	US$1.87-US$3.61	US$5.78-US$9.81
(i)The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the valuation date.
(ii)The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.
(iii)Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(iv)The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees or nonemployees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employees or nonemployees exercise history, it was estimated by referencing to a widely-accepted academic research publication.
(v)Expected term is the contract life of the share options.
(vi)The estimated fair value was determined using the discounted cash flow method based on the equity allocation model before the consummation of the Merger Transaction, and open market price after the consummation of the Merger Transaction, respectively.